                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Camelot Management Corp.
Address: 10 Glenville Street
         Greenwich, CT 06831


Form 13F File Number: 28-6850

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heidi B. Smith
Title:   Chief Operating Officer
Phone:   (203) 531-3269

Signature, Place, and Date of Signing:

    /s/ Heidi B. Smith           Greenwich, CT     May 17, 1999
    __________________           _______________   ______________
    [Signature]                  [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $212,094
                                            [thousands]


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]

























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

                   Form 13F INFORMATION TABLE
   COLUMN 1        COLUMN 2        COLUMN 3      COLUMN 4       COLUMN 5               COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------        --------      --------       --------               ---------      --------      --------
                                                                                                     INVESTMENT     VOTING
                                                                                                     DISCRETION    AUTHORITY
                                                                                               (c)
                    TITLE           CUSIP         MARKET         SHRS OR          (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS         NUMBER        VALUE          PRN AMT         SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------         ------        ------         -------         ---- ------ ------  --------  ----- -----   ----
A D A M SOFTWARE INC
  COM              COMMON STOCK   00088F101    1,498,750.00    272,500.00         X                             X
AMERICA ONLINE INC
  COM STK          COMMON STOCK   02364J104   22,682,100.00    154,300.00         X                             X
BEYOND.COM CORPORATION
  COM STK          COMMON STOCK   08860E101      523,750.00     20,000.00         X                             X
BRIGHTSTAR INFORMATN
  TECH COM         COMMON STOCK   10947N104    1,869,300.00    482,400.00         X                             X
BROADCAST.COM INC
  COM              COMMON STOCK   111310108    1,831,906.25     15,500.00         X                             X
BROADVISION INC
  COM              COMMON STOCK   111412102    4,780,000.00     80,000.00         X                             X
BROADVISION INC
  COM              COMMON STOCK   111412102    2,390,000.00     40,000.00 P       X                             X
BUSINESS OBJECTS S.A.
  SPONS ADR        ADRS STOCKS    12328X107    1,781,250.00     60,000.00         X                             X
CAMBRIDGE TECHNOLOGY
  PARTNERS MASS
  INC              COMMON STOCK   132524109    2,081,250.00    150,000.00 C       X                             X
CATALYST INTL INC
  COM              COMMON STOCK   14887T105      974,212.50     93,900.00         X                             X
CENTURA SOFTWARE CORP
  COM              COMMON STOCK   15640W103      587,812.50    570,000.00         X                             X
CHECKFREE HOLDINGS
  CORP             COMMON STOCK   162816102    4,549,931.25    106,900.00         X                             X
CITRIX SYSTEMS INC
  COM              COMMON STOCK   177376100    3,812,500.00    100,000.00 P       X                             X
CLARIFY INC COM    COMMON STOCK   180492100    1,067,500.00     40,000.00         X                             X
CLARIFY INC COM    COMMON STOCK   180492100    1,334,375.00     50,000.00 P       X                             X
COMPUTER ASSOC INTL
  INC COM          COMMON STOCK   204912109    3,556,250.00    100,000.00 P       X                             X
COMPUTER SCIENCES CORP
  COM              COMMON STOCK   205363104    1,379,687.50     25,000.00         X                             X
COMPUTER SCIENCES CORP
  COM              COMMON STOCK   205363104    5,518,750.00    100,000.00 P       X                             X
COMPUWARE CORP COM COMMON STOCK   205638109    1,408,863.75     59,010.00         X                             X
COMPUWARE CORP COM COMMON STOCK   205638109    1,910,000.00     80,000.00 P       X                             X




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

COSTCO COMPANIES INC
  COM              COMMON STOCK   22160Q102    1,373,437.50     15,000.00         X                             X
COUNTRYWIDE CR INDS
  INC COM          COMMON STOCK   222372104    2,812,500.00     75,000.00 P       X                             X
CVS CORP COM       COMMON STOCK   126650100    4,750,000.00    100,000.00 P       X                             X
ELECTRONIC ARTS
  COM              COMMON STOCK   285512109    1,662,500.00     35,000.00         X                             X
ENTRUST TECHNOLOGIES
  INC              COMMON STOCK   293848107    2,025,000.00     60,000.00 P       X                             X
FIRST DATA CORP
  COM              COMMON STOCK   319963104    2,137,500.00     50,000.00 P       X                             X
FLEXINTERNATIONAL
  SOFTWARE         COMMON STOCK   338923105      118,787.50    111,800.00         X                             X
GETTY IMAGES INC COM
  STK              COMMON STOCK   374276103    2,761,500.00    131,500.00         X                             X
GETTY IMAGES INC INDS
  PRIV PLC 144A    CONVRT BONDS 1 374276AA1    1,411,875.00  1,500,000.00         X                             X
HARBINGER CORP COM COMMON STOCK   41145C103    2,565,000.00    380,000.00         X                             X
HYPERION SOLUTIONS
  CORP             COMMON STOCK   44914M104    2,356,250.00    162,500.00         X                             X
IMRGLOBAL CORP COM
  STK              COMMON STOCK   45321W106    3,452,375.00    194,500.00         X                             X
INDUSTRI-MATEMATIK
  INTERNATIONAL
  CORP             COMMON STOCK   455792101      624,609.38    307,500.00         X                             X
INFOSPACE.COM INC
  COM STK          COMMON STOCK   45678T102    4,874,375.00     55,000.00         X                             X
INKTOMI CORP COM   COMMON STOCK   457277101    1,286,250.00     15,000.00 P       X                             X
INKTOMI CORP COM   COMMON STOCK   457277101    1,715,000.00     20,000.00 P       X                             X
INTL BUSINESS MACHS
  CORP COM         COMMON STOCK   459200101    8,862,500.00     50,000.00 P       X                             X
INTRAWARE INC      COMMON STOCK   46118M103      600,937.50     15,000.00         X                             X
INTUIT INC COM     COMMON STOCK   461202103    5,087,500.00     50,000.00 P       X                             X
LEGATO SYS INC COM COMMON STOCK   524651106    2,065,000.00     40,000.00         X                             X
LEGATO SYS INC COM COMMON STOCK   524651106    2,065,000.00     40,000.00 P       X                             X
LERNOUT & HAUSPIE
  SPEECH PRODS N.V COMMON STOCK   B5628B104      450,000.00     15,000.00 P       X                             X
LYCOS INC COM      COMMON STOCK   550818108    3,545,775.00     41,200.00         X                             X
MATHSOFT INC COM   COMMON STOCK   576798102      661,406.25    207,500.00         X                             X
MICROSOFT CORP COM COMMON STOCK   594918104   16,172,831.25    180,450.00         X                             X
NETWORK ASSOCIATES
  INC COM          COMMON STOCK   640938106    3,068,750.00    100,000.00 P       X                             X
NEW ERA OF NETWORKS
  INC COM          COMMON STOCK   644312100    1,016,250.00     15,000.00 C       X                             X
NOVA CORP GA COM   COMMON STOCK   669784100    1,443,750.00     55,000.00         X                             X
NOVELL INC COM     COMMON STOCK   670006105   10,200,937.50    405,000.00         X                             X
NOVELL INC COM     COMMON STOCK   670006105    3,778,125.00    150,000.00 P       X                             X
OBJECTSHARE INC
  COM              COMMON STOCK   674426101      284,625.00    759,000.00         X                             X
ONSALE INC COM     COMMON STOCK   682838107    1,342,500.00     40,000.00 C       X                             X
PEOPLESOFT INC COM COMMON STOCK   712713106    1,828,125.00    125,000.00         X                             X


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

PERVASIVE SOFTWARE
  INC COM          COMMON STOCK   715710109    3,396,250.00    190,000.00         X                             X
PLATINUM TECHNOLOGY
  INC SUB CONV NTS CONVRT BONDS   72764TAA9      461,875.00    250,000.00         X                             X
PLATINUM TECHNOLOGY
  INTL INC         COMMON STOCK   72764T101    6,247,500.00    245,000.00         X                             X
PLAYBOY ENTERPRISES
  INC CLASS B      COMMON STOCK   728117300    1,710,000.00     76,000.00         X                             X
QRS CORP COM STK   COMMON STOCK   74726X105    2,621,368.75     41,900.00         X                             X
QUALIX GROUP INC
  COM              COMMON STOCK   747586105    2,030,000.00    280,000.00         X                             X
RATIONAL SOFTWARE CORP
  COM NEW          COMMON STOCK   75409P202      402,187.50     15,000.00         X                             X
REALNETWORKS INC
  COM              COMMON STOCK   75605L104    4,887,500.00     40,000.00         X                             X
SPORTSLINE USA INC
  COM              COMMON STOCK   848934105    1,368,750.00     30,000.00 P       X                             X
USWEB CORPORATION
  COM              COMMON STOCK   917327108    4,125,000.00    100,000.00         X                             X
VERISIGN INC COM   COMMON STOCK   92343E102    9,240,000.00     60,000.00         X                             X
VERITAS SOFTWARE CORP
  COM              COMMON STOCK   923436109    3,230,000.00     40,000.00 P       X                             X
YAHOO INC COM      COMMON STOCK   984332106    8,434,072.13     50,091.00         X                             X
                                             212,093,664.00




























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